PROPOSED TRANSACTION (Details Narrative) - Filmocracy [Member] - USD ($)	Nov. 30, 2021	Oct. 25, 2021	Sep. 21, 2021	Sep. 17, 2021
IfrsStatementLineItems [Line Items]
Advanced from related party		$ 190,594	$ 244,292
Interest rate				6.00%
Accrued of interest income	$ 3,930